CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Earnings	Noncontrolling Interest	Total
Beginning balance at Dec. 28, 2019	$ 61,409	$ 192,173	$ 995,022	$ (4,889)	$ 14,018	$ 1,257,733
Increase (Decrease) in Stockholders' Equity
Net earnings			246,778		7,104	253,882
Foreign currency translation adjustment				1,373	2,872	4,245
Unrealized loss on investment & foreign currency				1,722		1,722
Distributions to NCI					(933)	(933)
Redeemable NCI		130			(225)	(95)
Cash dividends			(30,669)			(30,669)
Issuance of shares under employee stock purchase plan	35	1,360				1,395
Net issuance (forfeitures) of shares under stock grant programs	390	12,140	5			12,535
Issuance of shares under deferred compensation plans	128	(128)
Repurchase of shares	(756)		(28,456)			(29,212)
Expense associated with share-based compensation arrangements		3,905				3,905
Accrued expense under deferred compensation plans		8,644				8,644
Ending balance at Dec. 26, 2020	61,206	218,224	1,182,680	(1,794)	22,836	1,483,152
Increase (Decrease) in Stockholders' Equity
Net earnings			535,640		16,724	552,364
Foreign currency translation adjustment				(2,584)	(1,685)	(4,269)
Unrealized gain (loss) on debt securities				(1,027)		(1,027)
Distributions to NCI					(6,750)	(6,750)
NCI related to business combinations					6,831	6,831
Cash dividends			(40,209)			(40,209)
Issuance of shares under employee stock purchase plan	33	2,083				2,116
Net issuance (forfeitures) of shares under stock grant programs	546	3,506	10			4,062
Issuance of shares under deferred compensation plans	117	(117)
Expense associated with share-based compensation arrangements		11,071				11,071
Accrued expense under deferred compensation plans		9,228				9,228
Ending balance at Dec. 25, 2021	61,902	243,995	1,678,121	(5,405)	37,956	2,016,569
Increase (Decrease) in Stockholders' Equity
Net earnings			692,651		12,210	704,861
Foreign currency translation adjustment				(1,841)	1,802	(39)
Unrealized gain on investments and other				(1,829)		(1,829)
Distributions to NCI					(12,024)	(12,024)
Contributions to NCI					538	538
Redeemable NCI					(7,641)	(7,641)
Cash dividends			(58,860)			(58,860)
Issuance of shares under employee stock purchase plan	44	2,725				2,769
Net issuance (forfeitures) of shares under stock grant programs	806	9,919	25			10,750
Issuance of shares under deferred compensation plans	113	(113)
Repurchase of shares	(1,247)		(94,527)			(95,774)
Expense associated with share-based compensation arrangements		27,987				27,987
Accrued expense under deferred compensation plans		9,516				9,516
Ending balance at Dec. 31, 2022	$ 61,618	$ 294,029	$ 2,217,410	$ (9,075)	$ 32,841	$ 2,596,823